Subordinated Liabilities - Undated and dated loan capital (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
27. Subordinated liabilities
Opening balance as at 1 January	£ 20,559	£ 23,826
Issuance of subordinated debt	1,352	221	£ 3,041
Redemptions	(3,248)	(3,246)	(1,378)
Other	(507)	(242)
Total subordinated liabilities	18,156	20,559	23,826
Undated subordinated liabilities				£ 303	£ 3,522
Dated subordinated liabilities				17,853	17,037
Total subordinated liabilities	£ 20,559	£ 23,826	£ 23,826	£ 18,156	£ 20,559